INCOME TAXES - Major components (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Current income tax:
Current taxes	$ 8,802		$ 6,069
Current taxes referring to previous periods	(2,472)		(1,526)
Withholding taxes and other	261		528
Total current income tax	6,591		5,071
Deferred income tax:
Origination and reversal of temporary differences	176,351		41,140
Impact of changes in tax rates	2,941		(1,678)
- Current tax expense	(119,283)		(12)
- Deferred tax expense			(285)
Withholding taxes on profits of subsidiaries	6		(388)
Other	2,486		(1,181)
Total deferred income tax	62,501		37,596
Total income tax expense	$ 69,092		$ 42,667
Spain
Current income tax:
Total current income tax		$ 0.7		$ 0.0